F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission Type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

SPARTAN(REGISTERED TRADEMARK)
MUNICIPAL MONEY
FUND

SPARTAN MUNICIPAL MONEY FUND

[EFFECTIVE DATE]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

[Item Code] SMM-profile-1099

Investment Summary

INVESTMENT OBJECTIVE

SPARTAN MUNICIPAL MONEY FUND seeks as high a level of federally tax-exempt income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing in municipal money market securities.

(small solid bullet) Normally investing so that at least 80% of the fund's income is exempt from federal income tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market can be volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity -shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of the fund's account closeout fee. If the effect of the fee were reflected, returns would be lower than those shown.

SPARTAN MUNICIPAL MONEY

Calendar Years                       1992  1993  1994  1995  1996  1997  1998

                                     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN MUNICIPAL MONEY, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __ __, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __ __, 199_).

AVERAGE ANNUAL RETURNS

[The returns in the following table do not include the effect of the $5 account closeout fee for the fund.] [The returns in the following table include the effect of the $5 account closeout fee based on an average account size for the fund.]

For the periods ended ___ __,  Past 1 year  Past 5 years  Life of fundA
1999

Spartan Municipal Money         %            %             %B

A BEGINNING JANUARY 1 OF THE CALENDAR YEAR FOLLOWING THE FUND'S
COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1992.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below for the fund do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Exchange feeA,B               $5.00

Wire transaction feeA         $5.00

Checkwriting fee, per check   $2.00
writtenA

Account closeout feeA         $5.00

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

A THE FEES FOR INDIVIDUAL TRANSACTIONS ARE WAIVED IF YOUR ACCOUNT
BALANCE AT THE TIME OF THE TRANSACTION IS $50,000 OR MORE.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expensesA

A EFFECTIVE AUGUST 1, 1994, FMR HAS VOLUNTARILY AGREED TO REIMBURSE THE FUND TO THE EXTENT THAT THE TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 0.40%. THIS
ARRANGEMENT CAN BE TERMINATED BY FMR AT ANY TIME.

[FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses [, after reimbursement,] would have been __% for Spartan Municipal Money.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

          Account open    Account closed

1 year    $               $

3 years   $               $

5 years   $               $

10 years  $               $

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM) serves as sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund. FIMM is an affiliate of FMR.

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $25,000, the minimum additional purchase amount is $1,000, and the minimum balance amount is $10,000.

If you buy through an investment professional, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Distributions you receive from the fund consist primarily of dividends. The fund declares dividends daily and pays them monthly.

You may elect to have your dividends and/or capital gain distributions, if any, automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

The fund seeks to earn income and pay dividends exempt from federal income tax.

A portion of the fund's income, and the dividends you receive, may be subject to federal and state income taxes. The fund's income may be subject to the federal alternative minimum tax. The fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) Fidelity Automated Service Telephone (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds;

(small solid bullet) Regular investment and withdrawal plans; and

(small solid bullet) Checkwriting.

Spartan, Fidelity, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission Type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY
MUNICIPAL MONEY MARKET
FUND

FIDELITY MUNICIPAL MONEY MARKET FUND

[EFFECTIVE DATE]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

[Item Code] MMM-profile-1099

Investment Summary
INVESTMENT OBJECTIVE


MUNICIPAL MONEY MARKET FUND seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing in municipal money market securities.

(small solid bullet) Normally investing so that at least 80% of the fund's income is exempt from federal income tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

MUNICIPAL MONEY MARKET

Calendar Years          1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                        %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR MUNICIPAL MONEY MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __ __, 19__) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __ __, 19__).

AVERAGE ANNUAL RETURNS

For the periods ended ____  Past 1 year  Past 5 years  Past 10 years
__, 1999

MUNICIPAL MONEY MARKET       %            %             %

[If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below for the fund do not reflect the effect of any reduction of certain expenses during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses [, after reimbursement,] would have been __% for Municipal Money Market.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM) serves as sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund. FIMM is an affiliate of FMR.

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $5,000, the minimum additional purchase amount is $500, and the minimum balance amount is $2000.

If you buy through an investment professional, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Distributions you receive from the fund consist primarily of dividends. The fund declares dividends daily and pays them monthly.

You may elect to have your dividends and/or capital gain distributions, if any, automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

The fund seeks to earn income and pay dividends exempt from federal income tax.

A portion of the fund's income, and the dividends you receive, may be subject to federal and state income taxes. The fund's income may be subject to the federal alternative minimum tax. The fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) Fidelity Automated Service Telephone (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds;

(small solid bullet) Regular investment and withdrawal plans; and

(small solid bullet) Checkwriting.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

F  U  N  D    P  R  O  F  I  L  E

EDGAR SUBMISSION TYPE:  497K1
FILED PURSUANT TO RULE 497(K)(1)(I)

SPARTAN(REGISTERED TRADEMARK)
ARIZONA
MUNICIPAL
MONEY MARKET
FUND


SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND


[EFFECTIVE DATE]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

[Item Code Number] SPZ-profile-1099

Investment Summary
INVESTMENT OBJECTIVE


SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND seeks as high a level of current income exempt from federal income tax and Arizona personal income tax, as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing in municipal money market securities, including shares of a municipal money market fund managed by an affiliate of FMR.

(small solid bullet) Normally investing at least 65% of total assets in municipal securities whose interest is exempt from Arizona personal income tax.

(small solid bullet) Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Arizona can affect the credit quality of issuers located in that state.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of the fund's account closeout fee. If the effect of the fee were reflected, returns would be lower than those shown.

SPARTAN ARIZONA MUNICIPAL
MONEY MARKET

Calendar Years             1995  1996  1997  1998

                           %     %     %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN ARIZONA MUNICIPAL MONEY MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ______, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ______,199_).

AVERAGE ANNUAL RETURNS

[The returns in the following table do not include the effect of the $5 account closeout fee for the fund.] [The returns in the following table include the effect of the $5 account closeout fee based on an average account size for the fund.]

For the periods ended ______,  Past 1 year  Life of fund
199_

Spartan Arizona Municipal       %            %A
Money Market

A FROM OCTOBER 11, 1994.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund do not reflect the effect of any reduction of certain expenses during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Exchange fee                  $5.00A,B

Wire transaction fee          $5.00A

Checkwriting fee, per check   $2.00A
written

Account closeout fee          $5.00A

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

A THE FEES FOR INDIVIDUAL TRANSACTIONS ARE WAIVED IF YOUR ACCOUNT
BALANCE AT THE TIME OF THE TRANSACTION IS $50,000 OR MORE.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses

[FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses.] [Including these reductions, the total fund operating expenses would have been __%.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

          Account open    Account closed

1 year    $               $

3 years   $               $

5 years   $               $

10 years  $               $

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM) serves as sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund. FIMM is an affiliate of FMR.

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $25,000, the minimum additional purchase amount is $1,000, and the minimum balance amount is $10,000.

If you buy through an investment professional, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Distributions you receive from the fund consist primarily of dividends. The fund declares dividends daily and pays them monthly.

You may elect to have your dividends and/or capital gain distributions, if any, automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

The fund seeks to earn income and pay dividends exempt from federal income tax and Arizona personal income tax.

A portion of the fund's income, and the dividends you receive, may be subject to federal and state income taxes. The fund's income may be subject to the federal alternative minimum tax. The fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) Fidelity Automated Service Telephone (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds;

(small solid bullet) Regular investment and withdrawal plans; and

(small solid bullet) Checkwriting.

Spartan, Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission Type: 497k1
filed pursuant to Rule 497(k)(1)(i)

FIDELITY
DAILY INCOME
TRUST

FIDELITY DAILY INCOME TRUST

[DATE]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

[Insert item Code number]  FDI-profile-1099

Investment Summary

INVESTMENT OBJECTIVE

Daily Income Trust seeks as high a level of current income as is consistent with preserving capital and providing liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic issuers and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries that provide credit support or a maturity-shortening structure can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information illustrates the changes in the fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

FUND NAME

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR DAILY INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]).

AVERAGE ANNUAL RETURNS

For the periods ended  Past 1 year  Past 5 years  Past 10 years
December 31, 1998

Daily Income            %            %             %

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below for the fund do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [this/these] reduction[s], the total fund operating expenses would have been ___% for the fund.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM) serves as sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund. FIMM is an affiliate of FMR.

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $5,000 ($500 for certain retirement accounts), the minimum additional purchase amount is $500 ($250 for certain retirement accounts), and the minimum balance amount is $2000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Distributions you receive from the fund consist primarily of dividends. The fund declares dividends daily and pays them monthly.

You may elect to have your dividends and/or capital gain distributions, if any, automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) Fidelity Automated Service Telephone (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds;

(small solid bullet) Regular investment and withdrawal plans; and

(small solid bullet) Checkwriting.

Fidelity Investments and (Pyramid) Design, Fidelity, and Fidelity Investments are registered trademarks of FMR Corp.





====================Front of Application======================
FIDELITY MUTUAL FUND                 (Fidelity Logo Graphic)
NEW ACCOUNT APPLICATION              (registered trademark)
                                     P.O. Box 5000
                                     Cincinnati, OH 45273-8698

You may invest in the fund either after reviewing the profile(s) for the fund(s) or after requesting and reviewing the prospectus(es) and other information for the fund(s).

For help with this application, or for an IRA, Keogh or Business Account application, call us anytime at 1-800-544-8888.

If you are opening your account by an exchange from an existing
Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT
______________________________________________________________
Account registration:
______________________________________________________________
__ Individual  __ Joint Tenants -     __ Custodial
                  Rights of              (UGMA/UTMA)
                  Survivorship 1         Under the (state)
               __ Tenants in Common 1    ____ Uniform
               __ Community Property 1   Gifts/Transfer
                                         to Minors Act
______________________________________________________________
/_/ Trust Accounts:
______________________________________________________________
Trustee(s) Name                         Trust Taxpayer
(first, MI, last):                      Identification Number:
______________________________________________________________
Name of Trust:    for the benefit of:     Date of Trust
                                          (Month, day, year):
______________________________________________________________
Name:
______________________________________________________________
Account Owner/                     Joint Owner/Custodian Name
Minor Name (first, MI, last):      (first, MI, last):
______________________________________________________________
Address and Phone:                  /_/ Check here if this is
                                        a new address.
______________________________________________________________
Street Address and             City           State       Zip
Apartment or Box Number: 2
______________________________________________________________
Evening Phone (Home):         Daytime Phone (Work):
(    )                        (    )
______________________________________________________________
1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with rights of survivorship. Types of joint ownership are governed by the laws of your state of residence. If you need more information about which are appropriate in your state, please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your residential address with this application.


2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION
______________________________________________________________
                    Account Owner/Minor   Joint Account Owner/
                                          Custodian 1
______________________________________________________________
Social Security     ___________________   ___________________
or taxpayer
identification number 1:
Date of Birth
(month/day/year)    ______ _____ ______   _______ ____ ______
______________________________________________________________
Citizenship
  Country of
  citizenship:      _U.S. _Other________  _U.S. _Other_______
  Country of
  tax residence:    _U.S. _Other________  _U.S. _Other_______
______________________________________________________________
Occupation: We
are required by the
National Association
of Securities
Dealers (NASD) to
ask for this
information.
______________________________________________________________
Employer's Name
and Address:
______________________________________________________________
Affiliations:       _I am affiliated      _I am affiliated
                     with, or work for,    with, or work for,
                     a member firm of      a member firm of
                     the NASD              the NASD
______________________________________________________________
1 The Social Security Number or taxpayer identification number for account owner/minor is used for tax reporting purposes. (The custodian's Social Security Number will be used to determine eligibility for maintenance fee waivers.)


3: INVESTMENT INFORMATION
______________________________________________________________
Please make your check payable to the full name of the Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure to read the profile(s) or the prospectus(es) for the fund(s) you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es) when [it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund
                         minimums vary, see the profile or the
                         prospectus for additional details.
A.______________________ $____,________,________._______
B.______________________ $____,________,________._______
C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions Check one box: (If no box is checked, we will reinvest all distributions.)

_ Reinvest all dividends _ Pay all dividends _ Pay all
  and capital gains in     and capital gains   dividends and
  my account.              directly to my      capital gains
                           bank account via    to me by check.
                           MoneyLine
                           (registered
                           trademark). Please
                           attach a voided
                           check.
______________________________________________________________
* Note that some funds may charge a sales load and/or a short-term trading fee. In addition an annual Fidelity mutual fund maintenance fee of $12 may be deducted from accounts with a balance of less than $2,500. Minimum initial investments vary by fund. See your profile or your prospectus for additional details.

====================Back of Application=======================

4: OPTIONAL ACCOUNT FEATURES
______________________________________________________________
Fidelity Automatic Account Builder (registered trademark)
This service lets you invest automatically (monthly or quarterly) from your bank account to your Fidelity account. Change or cancel your plan anytime with a phone call at least one business day before your scheduled investment. (Automatic Account Builder normally becomes active 20 days after your application is processed.)

To establish this feature, complete the information below and staple to the left a voided check from your bank account. One common name must appear on your Fidelity and bank accounts.

Assign   Investment Amount  Investment Frequency        (month,
to Fund  (Spartan minimum:  (check one)                  day,
(from    $500; Non-Spartan                               year)
Section  minimum: $100)
3)
__A.     $____,______.____  _Monthly _Quarterly beginning ____
__B.     $____,______.____  _Monthly _Quarterly beginning ____
__C.     $____,______.____  _Monthly _Quarterly beginning ____

Direct Deposit

This service lets you invest directly from your paycheck or your Social Security check. The minimum investment is $100 per pay period. To establish this feature, check the appropriate box below. We will send you an authorization form to complete and give to your employer.

_My check is from the  _My check is from someone other than
 federal government.    the federal government.

Transfers Between Your Bank & Fidelity

This electronic link with your bank account offers flexible access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity MoneyLine (Registered trademark). (See the prospectus for details and minimum amounts. MoneyLine normally becomes active 20 days after your application is processed.) Your bank may charge a fee. This feature is not available with passbook savings accounts.

_ To establish this feature, check the box at left and staple a voided check from your bank account. One common name must appear on your Fidelity and bank accounts. [F3]

Telephone Redemptions & Exchanges

You automatically have the ability to make redemptions or exchanges by telephone. Exchanges can be made only between Fidelity funds that have the same account ownership. Each fund has rules on the number of exchanges allowed each year. Some funds have administrative fees (of up to $7.50) and trading fees (of up to 3.0% on exchanges. (See the appropriate fund's prospectus for details.) The exchange privilege may be terminated or modified by Fidelity in the future.

Checkwriting

_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on all funds. In addition there may be a charge for checkwriting. See prospectus for details.
______________________________________________________________
STAPLE VOIDED CHECK HERE.
______________________________________________________________
5: SIGNATURE

Each owner must sign this section.

By signing this application, I certify that:

(bullet) I have received and read the profile or the prospectus for the fund in which I am investing. [I understand that if I am investing based on the profile, I will be sent a prospectus with my confirmation.] I agree to the terms of the profile and the prospectus. I have the authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for me. It is my responsibility to read the prospectus of any fund into which I exchange.

(bullet) I understand that all information provided in sections 1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.
(bullet) I understand that neither this fund nor Fidelity Distributors Corporation is a bank, and fund shares are not backed or guaranteed by any bank or insured by the FDIC.

(bullet) I ratify any instructions, including telephone instructions, given on this account. I agree that neither the fund nor Fidelity Service Company, Inc. will be liable for any loss, cost or expense for acting upon any instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.) I consent to the use of recorded telephone conversations.

(bullet) I understand that for joint tenant accounts "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. Fidelity Service Company, Inc. in its sole discretion, and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner.

(bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1) the Social Security or taxpayer identification number provided above is correct (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not apply to you.)

(bullet) If I am a Non-Resident Alien, as I have indicated above, I certify under penalties of perjury that I am not a U.S. Citizen or Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to qualify for the reduced tax, and I am an exempt foreign person under IRS regulations.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner
        Date (month,day,year)         Date (month,day,year)
X____________________________ X______________________________
For trusts, all trustees must sign. Only the custodian should sign the application for custodial accounts.

Not authorized for distribution unless preceded or accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation   MFFK-APP-0998
                                                 1.706324.101



===================Front of Signature Card====================
SIGNATURE CARD FOR CHECKWRITING     ________________________
Please do not detach this card.

Checkwriting is available only for money market funds and certain bond funds. Checkwriting minimums vary and fees may apply. See prospectus for more information.

                             Please sign within the boxes
                             below using BLACK BALLPOINT INK.
Please use a pen and print
clearly in CAPITAL LETTERS.

Owner's Name
(first,MI,last):
____________________________ X________________________________
Joint Owner's Name
(first,MI,last):
____________________________ X________________________________
__Check here if more than one
  signature will be required
  on checks. If this box is
  not checked, only one
  signature will be required
  on checks.                                           8324100
==================Back of Signature Card======================
By signing this signature card on the reverse side, the signatory(ies) agree(s) to be subject to the terms and conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the fund(s) and of UMB Bank, n.a.. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. All checks will require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the shareholders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated by the shareholders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Shareholders will be subject to the Bank's rules, regulations and associated laws governing check collection, including the Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows:

1. All items, with exception of those drawn on Spartan (registered trademark) money market funds, Fidelity Daily Income Trust ("FDIT"), and Fidelity Municipal Money Market Fund, must be for a minimum of $500 (or such other minimum amounts as may from time to time be established upon prior written notice to the shareholders, including the accounts of Spartan money market funds, FDIT and Fidelity Municipal Money Market Fund), or they may be returned to shareholders marked "Refer to Maker."

2 This card supersedes any card already on file for the same
T Master Account or fund or account number.

3. Refer to the fund prospectus for minimum check amounts and any applicable fees.

4. You may obtain a copy of the "Statement of Terms and Conditions" applicable to your account by calling Fidelity.